ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER
ACCOUNTS RECEIVABLE AND OTHER

US$ MILLIONS	2019	2018
Current:
Accounts receivable	$1,741	$1,044
Prepayments & other assets	219	127
Total current	$1,960	$1,171

Non-current:
Tax recovery receivables	$27	$39
Other assets	230	180
Total non-current	$257	$219

The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2019:

December 31, 2019 US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Receivables from lease contracts(1)	$367	$339	$322	$302	$278	$1,440	$3,048

(1)
IFRS 16 does not change substantially how a lessor accounts for leases. In addition to operating leases, the lease payments receivable include leases that are classified as finance leases, short-term leases and low-value leases. See Note 3 Significant Accounting Policies for further details.